REVENUE - Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 247,177	$ 233,647
Excise taxes	(87,336)	(72,008)
Net revenue	159,841	161,639
Recreational wholesale revenue (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	230,387	209,001
Direct to patient medical and medical wholesale revenue (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	1,732	3,584
International wholesale (business to business)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	9,651	18,874
Wholesale to licensed producers (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	5,310	2,129
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 97	$ 59